DEBT	12 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
DEBT
5.	DEBT
The short-term and long-term debt as of September 30, 2018 and 2019 were as follows:

	As of September 30,
	2018	2019
Short-term debt:
Short-term bank borrowings (1)	60,000	65,000
Long-term bank borrowings, current portion (1)	56,087	150,653
Capital lease and othe r financing arrangement payable, current portion (2)	15,961	103,450

Subtotal	132,048	319,103

Long-term debt:
Long-term bank borrowings, non-current portion (1)	76,176	102,473
Capital lease and othe r financing arrangement payable, non-current portion (2)	65,303	298,682
Other long term payable (3)	24,000	27,190

Subtotal	165,479	428,345

Total	297,527	747,448

(1)	Bank borrowings
On September 26, 2016, the Group entered into a
three-year
revolving bank credit facility with Shanghai Huarui Bank (the “SHRB”) under which the Group can draw-down up to RMB300,000 by September 26, 2019. The interest rate for this credit facility was determined on the draw-down date. The weighted average interest rate for borrowings drawn under such credit facility was

6.7%,
7.5% and 7.5% per annum for the years ended September 30,
 2017,
2018 and 2019
,

res
pectively.
The credit facility is collateralized by future cash flows generated by rental service revenue of certain rental units of the Group.
On June 19, 2017, the Group entered into a financing service contract with Shanghai Xiangzi Financial Information Service Company. Ltd., under which Shanghai Xiangzi Financial Information Service Company recommends individual investors to the Group and the Group can revolving draw-down up to RMB8,000 under this arrangement by September 19, 2018. The interest rate for the loan was fixed at 10% per annum. The loan with individual investors is collateralized by future cash flows generated by rental service revenue of certain rental units of the Group.
On June 13, 2017, the Group entered into a
10-year
bank loan contract with China Merchants Bank under which the Group borrowed RMB17,210 to purchase buildings for administration office purposes. The loan was collateralized by the buildings purchased under this loan contract. The weighted average interest rate of the loan was 5.39% per annum for the years ended September 30,
 2017,
2018 and 2019
.
 As of September 30, 2019, the Group has drawn down RMB13,194, of which RMB1,721 is to be paid within one year, RMB11,473 to be paid over one year.
In the first quarter of

2019, the Group obtained a three-year revolving bank credit facility with SHRB under which the Group can draw-down up to RMB2,000,000, of which RMB1,000,000 is for rental installment loans, by February 2022 with annual interest rate of 7.5%. As of September 30, 2019, excluding the rental installment loan facility, the Group has drawn down RMB239,932, of which RMB148,932 is to be paid within one year, RMB91,000 to be paid within next year.
On June

27, 2019
, the Group entered into a
six
-month
 bank revolving loan contract with China
Construct
ion
 Bank under which the Group can draw-down up to RMB650,000. The interest rate for this credit facility was determined on the draw-down date and the credit facility was collateralized by a dep
osit
of
US$105,000
.

The

interest rate of borrowings drawn under this agreement was
 Loan Prime Rate+0.05%
 for the year ended September 30, 2019.

(2)	Capital lease and other financing arrangement payable

Future minimum lease payments required under the capital lease arrangements are as follows:

September 30, 2019
202 0	41,510
202 1	24,603
202 2	22,990
20 23	15,127
202 4	2,582
2025 and there afte r	353

107,165
Less payment amount allocated to interes t	12,878

Present value of capital lease obligatio n	94,287
Current portion of capital lease obligatio n	35,994
Long-term portion of capital lease obligatio n	58,293

94,287

Future payments required under other financing arrangements for succeeding period for the next 4 years were 67,456, 67,457, 67,457, 67,457, and 38,018.

(3)	Other long term payable
Amount
mainly
represents loans from certain third party entities with no fixed term at an annual interest rate of 5%.